INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

The components of inventories are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Finished goods
Specialty printing papers	$22.3	$31.1	$28.6
Newsprint	7.7	7.8	9.1
Pulp	3.9	3.0	7.8
Total finished goods	33.9	41.9	45.5
Work-in-progress	0.9	0.9	1.1
Raw materials – wood chips, pulp logs and other	23.1	21.1	26.3
Operating and maintenance supplies and spare parts	67.1	67.6	74.0
	$125.0	$131.5	$146.9